RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS	The following tables set forth the components of the Company’s related party payables as of December 31, 2021 and 2020:
	31-Dec-21	31-Dec-20
Convertible notes payable to related party	$-	$566,743